Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type

	December 31,
	2013		2012
	Total Net		Total Net
	Unrealized		Unrealized
	Appreciation	Percent	Appreciation	Percent
Currency Type	(Depreciation)	of Total	(Depreciation)	of Total

Australian dollar	$ 601,558	8.24%	$ (1,068,159)	(20.82)%
British pound	200,024	2.74	(281,809)	(5.49)
Canadian dollar	413,483	5.67	(27,452)	(0.54)
Czech koruna	(10,705)	(0.15)	150,986	2.94
Euro	1,804,353	24.73	3,057,320	59.59
Hong Kong dollar	310,030	4.25	246,176	4.80
Hungarian forint	17,183	0.24	(1,002,638)	(19.54)
Japanese yen	1,148,992	15.74	1,874,035	36.53
Korean won	210,778	2.89	12,927	0.25
Malaysian ringgit	32,728	0.45	- ‘	-‘
Mexican peso	-‘	-‘	6,688	0.13
Norwegian krone	(35,963)	(0.49)	(19,932)	(0.39)
Polish zloty	99,571	1.36	357,590	6.97
Romanian leu	-‘	-‘	32,777	0.64
Singapore dollar	92,918	1.27	20,514	0.40
South African rand	402,690	5.52	(18,651)	(0.36)
Swedish krona	(83,625)	(1.15)	(208,663)	(4.07)
Swiss franc	-‘	-‘	(17,268)	(0.34)
Taiwan dollar	-‘	-‘	28,683	0.56
Thai baht	-‘	-‘	49,652	0.97
Turkish lira	601,652	8.24	(67,516)	(1.32)
U.S. dollar	1,492,007	20.45	2,005,304	39.09

Total	$ 7,297,674	100.00%	$ 5,130,564	100.00%

Fair Value Of Futures And Forward Currency Contracts

Fair Value of Futures and Forward Currency Contracts at December 31, 2013

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 388,742	$ (564,649)	$ 141,550	$ (288,285)	$ (322,642)
Grains	11,122	(864,056)	699,110	(12,047)	(165,871)
Interest rates	353,905	(2,649,035)	113,396	(228,434)	(2,410,168)
Livestock	55,840	(4,130)	6,860	(25,530)	33,040
Metals	4,158,465	(329,026)	153,641	(1,494,299)	2,488,781
Softs	15,020	(85,149)	129,991	(31,463)	28,399
Stock indices	7,480,395	(40,503)	179,079	(25,499)	7,593,472

Total futures contracts	12,463,489	(4,536,548)	1,423,627	(2,105,557)	7,245,011

Forward currency contracts	2,348,138	(2,617,224)	937,404	(615,655)	52,663

Total futures and
forward currency contracts	$ 14,811,627	$ (7,153,772)	$ 2,361,031	$ (2,721,212)	$ 7,297,674

Fair Value of Futures and Forward Currency Contracts at December 31, 2012

					Net Unrealized
	Fair Value - Long Positions		Fair Value - Short Positions		Gain (Loss) on
Sector	Gains	Losses	Gains	Losses	Open Positions

Futures contracts:
Energies	$ 2,595,897	$ (18,609)	$ 176,518	$ (3,206,556)	$ (452,750)
Grains	-‘	(404,470)	245,396	(20,450)	(179,524)
Interest rates	3,807,256	(1,713,036)	32,326	-‘	2,126,546
Livestock	-‘	-‘	-‘	(11,590)	(11,590)
Metals	294,790	(112,216)	3,470	(901,013)	(714,969)
Softs	14,300	-‘	820,793	(173,303)	661,790
Stock indices	3,561,052	(403,863)	-‘	(106,850)	3,050,339

Total futures contracts	10,273,295	(2,652,194)	1,278,503	(4,419,762)	4,479,842

Forward currency contracts	5,057,295	(6,006,856)	6,000,398	(4,400,115)	650,722

Total futures and
forward currency contracts	$ 15,330,590	$ (8,659,050)	$ 7,278,901	$ (8,819,877)	$ 5,130,564

Schedule Of Trading Gains (Losses) Of Futures And Forward Currency Contracts

Sector	2013	2012	2011

Futures contracts:
Energies	$ (9,244,714)	$ (9,616,856)	$ 7,688,026
Grains	2,931,562	(7,690,728)	(10,817,032)
Interest rates	(31,272,082)	24,444,275	74,456,429
Livestock	47,540	(1,158,380)	(2,910,290)
Metals	(3,039,993)	(12,773,525)	(974,007)
Softs	1,364,117	3,389,662	(1,791,425)
Stock indices	41,701,461	(3,683,359)	(66,244,167)

Total futures contracts	2,487,891	(7,088,911)	(592,466)

Forward currency contracts	(16,423,701)	(16,973,106)	(33,057,050)

Total futures and forward currency contracts	$ (13,935,810)	$ (24,062,017)	$ (33,649,516)

Schedule Of Average Notional Value By Sector Of Futures And Forward Currency Contracts

	2013		2012		2011
Sector	Long Positions	Short Positions	Long Positions	Short Positions	Long Positions	Short Positions

Futures contracts:
Energies	$ 71,637,547	$ 48,300,516	$ 74,820,385	$ 88,376,901	$ 127,381,359	$ 48,647,953
Grains	25,104,204	28,410,091	26,413,270	21,155,358	53,980,643	40,497,833
Interest rates	763,634,747	98,936,097	1,392,478,396	13,707,348	1,079,809,596	61,557,330
Livestock	3,945,350	7,746,144	-‘	6,183,656	5,927,944	7,597,444
Metals	34,532,110	36,657,310	24,635,116	47,230,107	81,393,624	40,499,934
Softs	9,004,985	17,986,347	3,769,785	27,166,883	17,865,981	10,367,157
Stock indices	394,409,752	4,163,167	195,268,153	67,827,053	244,479,325	70,839,469

Total futures
contracts	1,302,268,695	242,199,672	1,717,385,105	271,647,306	1,610,838,472	280,007,120

Forward currency
contracts	395,040,766	138,986,355	431,007,736	367,222,250	714,484,864	292,797,211

Total average
notional	$ 1,697,309,461	$ 381,186,027	$ 2,148,392,841	$ 638,869,556	$ 2,325,323,336	$ 572,804,331

Offsetting Of Derivative Assets And Liabilities

The following tables summarize the valuation of the Trust’s investments as December 31, 2013 and 2012.

Offsetting of derivative assets and liabilities at December 31, 2013

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty A	$ 3,555,891	$ (1,239,418)	$ 2,316,473
Counterparty C	6,832,140	(3,220,492)	3,611,648
Counterparty D	3,499,085	(2,182,195)	1,316,890
Total futures contracts	13,887,116	(6,642,105)	7,245,011

Forward currency contracts
Counterparty F	1,074,713	(695,295)	379,418
Counterparty G	487,686	(269,856)	217,830
Total forward currency contracts	1,562,399	(965,151)	597,248

Total assets	$ 15,449,515	$ (7,607,256)	$ 7,842,259

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Forward currency contracts
Counterparty H	$ 2,267,728	$ (1,723,143)	$ 544,585

Total liabilities	$ 2,267,728	$ (1,723,143)	$ 544,585

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 2,316,473	$ -	$ (2,316,473)	$ -
Counterparty C	3,611,648	-	(3,611,648)	-
Counterparty D	1,316,890	-	(1,316,890)	-
Counterparty F	379,418	-	(379,418)	-
Counterparty G	217,830	-	(217,830)	-

Total	$ 7,842,259	$ -	$ (7,842,259)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty H	$ 544,585	$ -	$ (544,585)	$ -

Total	$ 544,585	$ -	$ (544,585)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of
December 31, 2013.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31,
2013.

(Concluded)

Offsetting of derivative assets and liabilities at December 31, 2012

	Gross amounts of recognized assets	Gross amounts offset in the Statement of Financial Condition	Net amounts of assets presented in the Statement of Financial Condition
Assets
Futures contracts
Counterparty A	$ 1,550,563	$ (867,571)	$ 682,992
Counterparty B	6,033,303	(3,024,836)	3,008,467
Counterparty D	1,646,682	(608,619)	1,038,063
Counterparty E	1,341,846	(921,044)	420,802
Total futures contracts	10,572,394	(5,422,070)	5,150,324

Forward currency contracts
Counterparty F	4,720,102	(1,654,404)	3,065,698
Counterparty G	349,956	(120,502)	229,454
Total forward currency contracts	5,070,058	(1,774,906)	3,295,152

Total assets	$ 15,642,452	$ (7,196,976)	$ 8,445,476

	Gross amounts of recognized liabilities	Gross amounts offset in the Statement of Financial Condition	Net amounts of liabilities presented in the Statement of Financial Condition
Liabilities
Futures contracts
Counterparty C	$ 2,662,957	$ (1,992,475)	$ 670,482

Forward currency contracts
Counterparty H	9,700,722	(7,056,292)	2,644,430

Total liabilities	$ 12,363,679	$ (9,048,767)	$ 3,314,912

(Continued)

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Assets presented in the Statement of Financial Condition	Financial Instruments	Collateral Received(1)(2)	Net Amount(3)(4)

Counterparty A	$ 682,992	$ -	$ (682,992)	$ -
Counterparty B	3,008,467	-‘	(3,008,467)	-
Counterparty D	1,038,063	-‘	(1,038,063)	-
Counterparty E	420,802	-‘	(420,802)	-
Counterparty F	3,065,698	-‘	(3,065,698)	-
Counterparty G	229,454	-‘	(229,454)	-

Total	$ 8,445,476	$ -	$ (8,445,476)	$ -

		Amounts Not Offset in the Statement of Financial Condition
Counterparty	Net amounts of Liabilities presented in the Statement of Financial Condition	Financial Instruments	Collateral Pledged(1)(2)	Net Amount(3)(4)

Counterparty C	$ 670,482	$ -	$ (670,482)	$ -
Counterparty H	2,644,430	-	(2,644,430)	-

Total	$ 3,314,912	$ -	$ (3,314,912)	$ -

(1) Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
(2) Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
(3) Net amount represents the amount that is subject to loss in the event of a counterparty failure as of
December 31, 2012.
(4) Net amount represents the amounts owed by the Trust to each counterparty as of December 31,
2012.